Transamerica Life Insurance Company Administrative Office: 4333 Edgewood Road NE – MS 4240 Cedar Rapids, Iowa 52499

May 1, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Office of Insurance Products

100 F St, N.E.

Washington, D.C. 20549-0506

Re:	Separate Account VA-2L

Dreyfus/Transamerica Triple Advantage®

Transamerica Life Insurance Company

(File No. 333-153773)

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the prospectus, supplement and statement of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (319) 355-8330.

Sincerely,

/s/ Darin D. Smith

Darin D. Smith

Vice President

Transamerica Life Insurance Company

Member of the Group